Shareholder Report, Line Graph (Details) 190472_GuidePath Tactical Allocation Fund_RS Class_TSR Annual {RS Shares} - USD ($)		12 Months Ended
	Mar. 13, 2026	Mar. 31, 2026
RS Shares
Account Value [Line Items]
Line Graph and Table Measure Name		GuidePath Tactical Allocation Fund RS Shares
Accumulated Value	$ 10,000	$ 9,950
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000	$ 9,848
FTSE 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Accumulated Value	10,000	$ 10,018
S&P 500 Daily Risk Control 10% Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Daily Risk Control 10% Index
Accumulated Value	$ 10,000	$ 9,879